Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	378,092,000	377,525,000
Treasury stock	59,059,000	59,197,000